Expense Example - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth and Income Portfolio	Apr. 29, 2023 USD ($)
VIP Growth and Income Portfolio - Initial Class
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	653
VIP Growth and Income Portfolio - Service Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
VIP Growth and Income Portfolio - Service Class 2
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954